Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax	£ 971	£ 1,541	£ 1,394
Movement in fair value reserve (debt instruments):
- Change in fair value	(20)	89	(278)
- Income statement transfers	5	(105)	247
- Taxation	4	5	11
Other comprehensive income, fair value reserve (debt instruments)	(11)	(11)	(20)
Cash flow hedges:
- Effective portion of changes in fair value	(457)	(169)	425
- Income statement transfers	500	1,248	(2,129)
- Taxation	(12)	(299)	469
Other comprehensive income, cash flow hedges, total	31	780	(1,235)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	20	769	(1,255)
Pension remeasurement:
- Change in fair value	(402)	(598)	(722)
- Taxation	113	167	267
Pension remeasurement, total	(289)	(431)	(455)
Own credit adjustment:
- Change in fair value	(17)	(15)	29
- Taxation	5	4	(9)
Own credit adjustment, total	(12)	(11)	20
Net other comprehensive (expense) that will not be reclassified to profit or loss subsequently	(301)	(442)	(435)
Total other comprehensive (expense)/income net of tax	(281)	327	(1,690)
Total comprehensive income/(expense)	690	1,868	(296)
Attributable to:
Equity holders of the parent	690	1,868	(296)
Total comprehensive income/(expense)	£ 690	£ 1,868	£ (296)